Document and Entity Information Document	Jun. 15, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 15, 2026
Entity File Number	001-39482
Entity Registrant Name	GeneDx Holdings Corp.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-1966622
Entity Address, Address Line One	333 Ludlow Street
Entity Address, Address Line Two	North Tower
Entity Address, Address Line Three	6th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	888
Local Phone Number	729-1206
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001818331
Amendment Flag	false
Common Class A
Entity Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	WGS
Security Exchange Name	NASDAQ
Warrant
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase one share of Class A common stock, each at an exercise price of $379.50 per share
Trading Symbol	WGSWW
Security Exchange Name	NASDAQ